Convertible Notes (Details Narrative)																																												3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($) Integer	Nov. 07, 2018 USD ($)	Oct. 02, 2018 USD ($) Integer shares	Sep. 12, 2018 USD ($)	Sep. 06, 2018 USD ($)	Aug. 29, 2018 USD ($) Integer	Aug. 28, 2018 USD ($) Integer $ / shares	Jul. 24, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 16, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Jun. 30, 2018 USD ($) $ / shares	Jun. 29, 2018 USD ($)	Jun. 26, 2018 USD ($) Integer	Jun. 14, 2018 USD ($)	May 31, 2018 USD ($)	May 18, 2018 USD ($)	May 15, 2018 USD ($) Integer $ / shares	Apr. 13, 2018 USD ($) Integer shares	Mar. 23, 2018 USD ($) Integer	Mar. 12, 2018 USD ($)	Mar. 05, 2018 USD ($) Integer $ / shares	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 25, 2018 USD ($)	Jan. 22, 2018 USD ($) Integer $ / shares	Dec. 29, 2017 USD ($) Integer	Dec. 29, 2017 USD ($)	Dec. 06, 2017 USD ($)	Nov. 03, 2017 USD ($) Integer $ / shares	Sep. 21, 2017 USD ($) Integer	Sep. 14, 2017 USD ($)	Aug. 10, 2017 USD ($) Integer $ / shares	Aug. 09, 2017 USD ($) Integer	Jul. 24, 2017 USD ($)	Jul. 05, 2017 USD ($)	Jun. 03, 2017 USD ($)	May 04, 2017 USD ($)	Apr. 11, 2017 USD ($)	Mar. 02, 2017 USD ($) Integer	Jan. 27, 2017 USD ($) Integer	Dec. 12, 2016 USD ($) Integer	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Oct. 03, 2018 USD ($)	Apr. 20, 2017 $ / shares	Jun. 30, 2016 USD ($)
Common stock trading volume, percent																																															4.99%
Debt premium amount													$ 1,731,167																															$ 828,164			$ 828,164		$ 1,731,167	$ 975,834
Debt conversion of converted amount																																									$ 50,000			$ 583,331	$ 1,095,100	$ 1,413,317
Common stock, par value | $ / shares													$ 0.001																															$ 0.001			$ 0.001		$ 0.001	$ 0.001		$ 0.001
Additional paid in capital													$ 38,167,877																															$ 44,805,892			$ 44,805,892		$ 38,167,877	$ 32,980,420
Conversion price, per share | $ / shares																																												$ 0.0084	$ 0.02		$ 0.0084
Proceeds from convertible debt																																															$ 1,236,000	$ 2,385,781	2,890,080	1,634,500
Embedded derivative, fair value of embedded derivative liability													371,532																															$ 11,097			11,097		371,532	877,403
Net cash proceeds from convertible promissory note																																																		20,000
Derivative liability of convertible debenture													371,532																															11,097			11,097		371,532	881,172			$ 1,050,182
Amortization of debt discount																																															363,420	$ 628,066	853,459	1,969,514
Debt instrument, unamortized discount													277,733																															25,162			25,162		277,733	445,594
Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest													7,773																																				7,773
Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount													220,500																																				220,500
Accrued interest													17,447																																				17,447
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																												284,990			284,990
December 12, 2016 Securities Purchase Agreement [Member]
Accrued interest													8,296																																				8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																											8.00%
Convertible debt principal amount																																											$ 100,000
Debt maturity date																																											Dec. 12, 2017
Debt instrument, term																																											1 year
Common stock trading volume, percent																																											60.00%
Common stock trading days | Integer																																											10
Payment of notes receivable																																								$ 100,000
Legal fees																																								5,000
Proceed from note receivable net																																								95,000
Debt premium amount																																								$ 66,667			$ 66,667
Accrued interest													9,775																																				$ 9,775
Debt instrument, default, interest rate																																																	24.00%
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest													8,296																																				$ 8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 12 Eagle Back-End Note [Member]
Convertible debt principal amount																																												100,000			100,000
Accrued interest																																												13,144			13,144
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																										8.00%
Convertible debt principal amount																																						$ 190,000				$ 230,000
Debt maturity date																																										Sep. 27, 2017
Debt instrument, term																																										1 year
Common stock trading volume, percent																																										60.00%
Common stock trading days | Integer																																										10
Payment of notes receivable																																							$ 40,000
Legal fees																																						$ 11,250
Debt premium amount													153,333																													$ 153,333							153,333
Accrued interest													14,988																																				$ 14,988
Debt instrument, default, interest rate																																																	24.00%
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Note [Member]
Accrued interest													14,988																																				$ 14,988
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																												230,000			230,000
Accrued interest																																												33,356			33,356
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																									8.00%
Convertible debt principal amount																																									$ 220,500
Debt maturity date																																									Mar. 01, 2018
Common stock trading volume, percent																																									60.00%
Common stock trading days | Integer																																									10
Payment of notes receivable																																					$ 220,500
Legal fees																																					10,500
Proceed from note receivable net																																					$ 210,000
Debt premium amount													147,000																												$ 147,000								147,000
Accrued interest													20,061																																				20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Note [Member]
Accrued interest													20,061																																				20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																												220,500			220,500
Accrued interest																																												18,625			18,625
August 9, 2017 Securities Purchase Agreement [Member] | August 2017 Eagle Back End Note [Member]
Convertible debt principal amount																																												65,000			65,000
Accrued interest																																												5,249			$ 5,249
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																			8.00%
Convertible debt principal amount																																			$ 200,000
Debt maturity date																																			Aug. 08, 2018
Debt instrument, term																																			1 year
Common stock trading volume, percent																																			60.00%
Common stock trading days | Integer																																			10
Payment of notes receivable																																	$ 200,000
Legal fees																																	10,000
Proceed from note receivable net																																	$ 190,000
Debt premium amount													133,333																						$ 133,333														133,333
Debt conversion of converted amount																																																	$ 120,000
Debt instrument, default, interest rate																																															24.00%		24.00%
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Note [Member]
Convertible debt principal amount													120,000																															80,000			$ 80,000		$ 120,000
Accrued interest													5,273																															6,850			6,850		$ 5,273
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Back End Note [Member]
Debt conversion of converted amount																																															135,000
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																															8.00%
Convertible debt principal amount																															$ 200,000
Debt maturity date																															Jun. 25, 2018
Debt instrument, term																															1 year
Common stock trading volume, percent																															60.00%
Common stock trading days | Integer																															10
Payment of notes receivable																														$ 200,000
Legal fees																														10,000
Proceed from note receivable net																														190,000
Debt premium amount																														133,333	$ 133,333
Debt instrument, default, interest rate																																																	24.00%
Common stock, par value | $ / shares																															$ 0.001
Conversion price, per share | $ / shares																															$ 0.001
Proceeds from convertible debt																														$ 190,000
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Note [Member]
Accrued interest																																												14,261			14,261
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Back-End Note [Member]
Accrued interest																																												13,417			13,417
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																												247,445			247,445
Accrued interest																																												24,241			24,241
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																												8.00%	8.00%
Convertible debt principal amount													532,435															$ 532,435	$ 532,435															284,990			284,990		$ 532,435
Debt maturity date																												Dec. 29, 2018
Common stock trading volume, percent																												60.00%
Common stock trading days | Integer																												10
Debt premium amount													354,956															$ 354,956	354,956																				354,956
Accrued interest													21,006																															26,840			26,840		$ 21,006
Additional paid in capital																																												189,993			189,993
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																8.00%
Convertible debt principal amount																$ 150,000
Debt maturity date																Jun. 14, 2019
Common stock trading volume, percent																60.00%
Debt premium amount																$ 70,000
Accrued interest																$ 368
December 29, 2017 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent																50.00%
Debt original issue discount, rate																10.00%
Percentage of outstanding shares of common stock																4.99%
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																												$ 532,435	532,435
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt conversion of convertible debt amount																													25,354
Payment of purchase price																													507,081
Amortization of debt discount																													$ 507,081
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																$ 105,000																												105,000			105,000
Accrued interest																																												5,199			$ 5,199
Debt instrument, default, interest rate																																																	24.00%
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																8.00%
Convertible debt principal amount																$ 5,000
Debt maturity date																Jun. 14, 2019
Common stock trading volume, percent																60.00%
Debt premium amount																$ 70,000
Debt instrument, default, interest rate																																															24.00%
Debt original issue discount, rate																10.00%
Percentage of outstanding shares of common stock																4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent																50.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Legal fees										$ 3,750	$ 71,250
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage												8.00%
Convertible debt principal amount												$ 75,000																																75,000			$ 75,000
Debt maturity date												Jul. 13, 2019
Common stock trading volume, percent												60.00%
Common stock trading days | Integer												10
Debt premium amount												$ 50,000
Accrued interest												$ 4,290
Debt instrument, default, interest rate																																															24.00%
Percentage of outstanding shares of common stock												4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage							8.00%
Convertible debt principal amount							$ 105,000																																					105,000			$ 105,000
Debt maturity date							Aug. 30, 2019
Common stock trading volume, percent							60.00%
Common stock trading days | Integer							10
Debt premium amount							$ 70,000
Accrued interest																																												4,948			$ 4,948
Debt instrument, default, interest rate																																															24.00%
Debt original issue discount, rate							10.00%
Percentage of outstanding shares of common stock							4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent							50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage				8.00%
Convertible debt principal amount				$ 210,000																																								210,000			$ 210,000
Debt maturity date				Oct. 03, 2018
Common stock trading volume, percent				60.00%
Common stock trading days | Integer				10
Debt premium amount				$ 140,000
Accrued interest																																												8,285			$ 8,285
Debt instrument, default, interest rate																																															24.00%
Percentage of outstanding shares of common stock				4.99%
Debt instrument principal payment				$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage				8.00%
Convertible debt principal amount				$ 212,000																																								212,000			$ 212,000				$ 106,000
Debt maturity date				Oct. 02, 2019
Common stock trading volume, percent				61.00%
Common stock trading days | Integer				10
Debt premium amount				$ 67,771
Accrued interest																																												9,851			$ 9,851
Debt instrument, default, interest rate																																															24.00%
Percentage of outstanding shares of common stock				4.99%
Proceeds from convertible debt				$ 100,700
Number of stock reserved for conversion | shares				28,949,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount				$ 106,000
Debt maturity date				Oct. 02, 2019
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Secured Note [Member]
Convertible debt principal amount				$ 106,000
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage		8.00%
Convertible debt principal amount		$ 105,000																																										105,000			$ 105,000
Debt maturity date		Nov. 30, 2019
Common stock trading volume, percent		61.00%
Common stock trading days | Integer		10
Debt premium amount		$ 67,131
Accrued interest																																												2,785			$ 2,785
Debt instrument, default, interest rate																																															24.00%
Debt original issue discount, rate		10.00%
Percentage of outstanding shares of common stock		4.99%
Debt instrument principal payment		$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent		51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage	8.00%
Convertible debt principal amount	$ 126,000																																											126,000			$ 126,000
Debt maturity date	Dec. 24, 2019
Common stock trading volume, percent	61.00%
Common stock trading days | Integer	10
Debt premium amount	$ 80,557
Accrued interest																																												2,706			$ 2,706
Debt instrument, default, interest rate																																															24.00%
Debt original issue discount, rate	10.00%
Percentage of outstanding shares of common stock	4.99%
Debt instrument principal payment	$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent	51.00%
August 9, 2017, December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount													1,867,935																															933,445			$ 933,445		$ 1,867,935
Accrued interest													107,726																															52,505			52,505		107,726
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																										$ 160,000
Debt maturity date																																				Mar. 24, 2018
Legal fees																										8,000
Proceed from note receivable net																										152,000
Accrued interest													8,169																																				8,169
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debt principal amount																																				$ 160,000
Accrued interest													8,169																																				8,169
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debt principal amount													35,000																							$ 160,000								35,000			35,000		35,000
Accrued interest													1,281																															1,281			1,281		1,281
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note and July 2017 GS Back-End Note [Member]
Debt maturity date									Jul. 24, 2018
Common stock trading volume, percent									62.00%
Common stock trading days | Integer									10
Debt premium amount									$ 98,065																	$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Convertible debt principal amount													125,000																																				125,000
Accrued interest													3,420																																				$ 3,420
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																								$ 160,000
Debt maturity date																																Mar. 24, 2018
Legal fees																								8,000
Proceed from note receivable net																								152,000
Debt instrument, default, interest rate																																																	24.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																8.00%
Convertible debt principal amount													130,000																			$ 160,000												130,000			130,000		$ 130,000
Accrued interest													1,289																															9,177			9,177		1,289
Debt conversion of converted amount													30,000																																				$ 30,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																8.00%
Convertible debt principal amount																																$ 160,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note and September 2017 GS Back-End Note [Member]
Debt maturity date																																Sep. 12, 2018
Common stock trading volume, percent																																62.00%
Common stock trading days | Integer																																10
Debt premium amount																								$ 98,065
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Back-End Note [Member]
Convertible debt principal amount																																												160,000			160,000
Accrued interest																																												6,975			6,975
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																	$ 106,000
Debt maturity date																					Nov. 23, 2018
Legal fees																	5,300
Proceed from note receivable net																	100,700
Debt instrument, default, interest rate																																																	24.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																					8.00%
Convertible debt principal amount													106,000								$ 106,000																							106,000			106,000		$ 106,000
Accrued interest													2,300																															2,765			2,765		2,300
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																					8.00%
Convertible debt principal amount													106,000								$ 106,000																							106,000			106,000		106,000
Accrued interest													697																															4,740			4,740		697
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note and March 2018 GS Back-End Note [Member]
Debt maturity date																					Mar. 23, 2019
Common stock trading volume, percent																					62.00%
Common stock trading days | Integer																					10
Debt premium amount																	$ 64,968
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt instrument, default, interest rate																				24.00%
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																				8.00%
Convertible debt principal amount					$ 150,000								150,000							$ 150,000																								150,000			150,000		150,000
Legal fees					7,500
Proceed from note receivable net					$ 142,500
Debt premium amount																				$ 95,902
Accrued interest													2,564																															8,429			8,429		2,564
Number of stock reserved for conversion | shares																				7,684,000
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																				8.00%
Convertible debt principal amount																				$ 150,000																								150,000			150,000
Debt premium amount																				$ 95,902
Accrued interest																																												1,606			1,606
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note and April 2018 GS Back-End Note [Member]
Debt maturity date																				Apr. 13, 2019
Common stock trading volume, percent																				61.00%
Common stock trading days | Integer																				10
April 13, 2018 and October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount													687,000																															212,000			212,000		687,000
Accrued interest													19,877																															9,851			9,851		19,877
August 10, 2017 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																		10.00%
Convertible debt principal amount													170,000																					$ 310,000										9,000			9,000		170,000
Debt maturity date																																		Aug. 10, 2019
Common stock trading volume, percent																																		65.00%
Common stock trading days | Integer																																		10
Accrued interest													14,335																															18,188			18,188		14,335
Debt instrument, default, interest rate																																		18.00%
Conversion price, per share | $ / shares																																		$ 1.50
Accrued expenses													155,000																															155,000			155,000		155,000	$ 155,000
Embedded derivative, fair value of embedded derivative liability																																		$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount													140,000																																				140,000
Accrued interest													10,764																															19,418			19,418		10,764
Debt conversion of converted amount																																															161,000
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																											8.00%
Convertible debt principal amount													153,000														$ 153,000																	153,000			153,000		153,000
Debt maturity date																											Jan. 22, 2019
Common stock trading volume, percent																											65.00%
Common stock trading days | Integer																											10
Legal fees																									$ 2,500
Proceed from note receivable net																									153,000
Accrued interest													5,332																															6,120			6,120		5,332
Percentage of outstanding shares of common stock																											4.99%
Conversion price, per share | $ / shares																											$ 0.065
Diligence fees																									500
Net cash proceeds from convertible promissory note																									$ 150,000
Derivative liability of convertible debenture																											$ 180,251
Debt instrument market price per share | $ / shares																											$ 0.10
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member] | July 21, 2018 [Member]
Common stock trading volume, percent																											150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																							8.00%
Convertible debt principal amount													53,000										$ 53,000																										53,000
Debt maturity date																							Mar. 05, 2019
Common stock trading volume, percent																							65.00%
Common stock trading days | Integer																							10
Legal fees																						$ 2,500
Proceed from note receivable net																						53,000
Accrued interest													1,359																																				1,359
Percentage of outstanding shares of common stock																							4.99%
Conversion price, per share | $ / shares																							$ 0.065
Diligence fees																						500
Net cash proceeds from convertible promissory note																						$ 50,000
Derivative liability of convertible debenture																							$ 65,231
Debt instrument market price per share | $ / shares																							$ 0.10
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member] | September 1, 2018 [Member]
Common stock trading volume, percent																							150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 5 2018 Power Up Note [Member]
Convertible debt principal amount								$ 53,000
Accrued interest								2,033
Debt penalty amount								$ 20,362
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																			8.00%
Convertible debt principal amount			$ 53,000										53,000						$ 53,000																														53,000
Debt maturity date																			May 05, 2019
Common stock trading volume, percent																			65.00%
Common stock trading days | Integer																			10
Legal fees																		$ 2,500
Proceed from note receivable net																		53,000
Accrued interest			1,696										$ 174																																				$ 174
Percentage of outstanding shares of common stock																			4.99%
Conversion price, per share | $ / shares																			$ 0.065
Diligence fees																		500
Net cash proceeds from convertible promissory note																		$ 50,000
Derivative liability of convertible debenture																			$ 33,744
Debt instrument market price per share | $ / shares																			$ 0.10
Debt penalty amount			$ 20,715
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member] | November 11, 2018 [Member]
Common stock trading volume, percent																			150.00%
August 28, 2018 Securities Purchase Agreement [Member]
Debt Instrument, description								In the event that the Company fails to deliver to Power Up shares of common stock issuable upon conversion of principal or interest under the August 2018 Power Up Note within three business days of a notice of conversion by Power Up, the Company shall incur a penalty of $500, provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party such as the transfer agent.
August 28, 2018 Securities Purchase Agreement [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage								8.00%
Convertible debt principal amount								$ 53,000
Debt maturity date							Aug. 28, 2019
Legal fees							$ 2,500
Proceed from note receivable net							53,000
Debt instrument, default, interest rate								22.00%
Diligence fees							500
Net cash proceeds from convertible promissory note							$ 50,000
August 28, 2018 Securities Purchase Agreement [Member] | August 2018 Power Up Note [Member]
Convertible debt principal amount																																												53,000			53,000
Accrued interest																																												2,068			2,068
Penalty prepayment																																												22,048
August 28, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | February 24, 2019 [Member]
Common stock trading volume, percent								65.00%
Common stock trading days | Integer								10
Percentage of outstanding shares of common stock								4.99%
Conversion price, per share | $ / shares								$ 0.065
Embedded derivative, fair value of embedded derivative liability								$ 396,380
Debt instrument market price per share | $ / shares								$ 0.10
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member]
Debt instrument, interest rate, stated percentage															8.00%
Convertible debt principal amount	$ 113,000														$ 113,000
Debt maturity date															Jun. 26, 2019
Legal fees															$ 3,000
Debt premium amount															60,846
Accrued interest	4,508
Net cash proceeds from convertible promissory note															$ 110,000
Debt penalty amount	$ 51,380
Debt Instrument, description															The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member] | December 23, 2018 [Member]
Common stock trading days | Integer															10
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																																												0			0
Accrued interest																																												0			0
Debt conversion of converted amount																																															100,000
Debt instrument, unamortized discount																																												55,000			55,000
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																																												24,700			24,700
Accrued interest																																												$ 5,019			5,019
Debt conversion of converted amount																																															$ 75,300
Debt instrument, default, interest rate																																															24.00%
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Enterprises Note [Member]
Payment of notes receivable						$ 100,000
Legal fees						5,000
Proceed from note receivable net						$ 95,000
Issuance on offsetting collateralized secured note														$ 100,000
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note and July 2018 Coventry Back-End Note [Member]
Debt maturity date																																															Jun. 29, 2019
Common stock trading volume, percent																																															61.00%
Debt Instrument, description																																															Coventry Enterprises shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Coventry Enterprises and its affiliates, exceeds 9.9% of the outstanding shares of the Company's common stock.
Amortization of debt discount																																															$ 63,934
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member]
Debt instrument, interest rate, stated percentage														8.00%
Convertible debt principal amount														$ 200,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount														100,000
Proceeds from convertible debt														95,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount														$ 100,000
Debt maturity date														Feb. 28, 2019